                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2006
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           INTEGRA BANK N.A.
            ------------------------------------------
Address:        21 S.E. THIRD STREET
            ------------------------------------------
                EVANSVILLE, IN 47708
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-5504
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       TONYA F. BORDERS
          --------------------------------------------
Title:      VICE PRESIDENT/CHIEF OPERATIONS OFFICER
          --------------------------------------------
Phone:      812-464-9883
          --------------------------------------------

Signature, Place, and Date of Signing:

/S/ TONYA F. BORDERS    EVANSVILLE, IN                          FEBRUARY 1, 2007
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                              -----------------------

Form 13F Information Table Entry Total:               152
                                              -----------------------

Form 13F Information Table Value Total:           $77,677
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE

COLUMN 1           COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5              COLUMN 6          COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                 VALUE     SHRS OR   SH/   PUT/  INVESTMENT DISCRETION   OTHER     VOTING AUTHORITY
 ISSUER             CLASS          CUSIP   [x$1000]   PRN AMT   PRN   CALL  SOLE   SHARED  OTHER   MANAGERS SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD
  BERMUDA             CL A       G1150G111        739    20,021  SH          X                              19,171              850
ACCENTURE LTD
  BERMUDA             CL A       G1150G111        173     4,675  SH                           X              2,675   2,000
NOBLE CORPORATION     SHS        G65422100      1,157    15,189  SH          X                              14,874              315
NOBLE CORPORATION     SHS        G65422100        218     2,865  SH                           X              1,865  1,000
TRANSOCEAN INC        ORD        G90078109      1,123    13,883  SH          X                              13,583              300
TRANSOCEAN INC        ORD        G90078109        210     2,590  SH                           X              1,590  1,000
ALCON INC           COM SHS      H01301102        465     4,160  SH          X                               4,060              100
ALCON INC           COM SHS      H01301102         78       695  SH                           X                395    300
AT&T INC              COM        00206R102        319     8,917  SH          X                               8,917
AT&T INC              COM        00206R102        139     3,892  SH                           X              3,892
ABBOTT LABORA-
  TORIES INC.         COM        002824100      1,330    27,298  SH          X                              26,741    250       307
ABBOTT LABORA-
  TORIES INC.         COM        002824100        186     3,815  SH                           X              2,315  1,500
AMERICAN
  EXPRESS CO          COM        025816109      1,084    17,861  SH          X                              17,486              375
AMERICAN
  EXPRESS CO          COM        025816109        189     3,120  SH                           X              2,120  1,000
AMERICAN INTL.
  GROUP               COM        026874107      1,245    17,378  SH          X                              16,836    250       292
AMERICAN INTL.
  GROUP               COM        026874107        252     3,517  SH                           X              2,517  1,000
APPLE COMPUTER INC    COM        037833100        573     6,750  SH          X                               6,600              150
APPLE COMPUTER INC    COM        037833100        101     1,185  SH                           X                685    500
AUTOMATIC DATA
  PROCESSING IN       COM        053015103        950    19,286  SH          X                              18,953              333
AUTOMATIC DATA
  PROCESSING IN       COM        053015103        112     2,270  SH                           X              1,070  1,200
BP PLC             SPONSORED ADR 055622104      1,968    29,334  SH          X                              26,053  2,422       859
BP PLC             SPONSORED ADR 055622104        145     2,160  SH                           X              2,160
BANK OF AMERICA
  CORP                COM        060505104      1,893    35,459  SH          X                              33,275    300     1,884
BANK OF AMERICA
  CORP                COM        060505104        208     3,895  SH                           X              2,395  1,500
BANK HAWAII CORP      COM        062540109        207     3,846  SH          X                               3,846
BARCLAYS BK PLC     NT DJAIG
                     COMD36      06738C778        407     8,320  SH          X                               8,320
BARCLAYS BK PLC     NT DJAIG
                     COMD36      06738C778         78     1,600  SH                           X                600  1,000
BAXTER INTL INC       COM        071813109        246     5,300  SH          X                               5,300
BAXTER INTL INC       COM        071813109         84     1,800  SH                           X              1,000    800
BOEING CO             COM        097023105        432     4,868  SH                           X              4,868
BURLINGTON NORTHN
  SANTA FE C          COM        12189T104        358     4,855  SH          X                               4,855

BURLINGTON NORTHN
  SANTA FE C          COM        12189T104         65       875  SH                           X                475    400
CHEVRON CORP NEW      COM        166764100        510     6,940  SH          X                               6,940
CHEVRON CORP NEW      COM        166764100        351     4,780  SH                           X              4,780
CISCO SYS INC         COM        17275R102        656    24,008  SH          X                              23,263              745
CISCO SYS INC         COM        17275R102        118     4,325  SH                           X              1,325  3,000
CITIGROUP INC         COM        172967101        107     1,915  SH          X                               1,915
CITIGROUP INC         COM        172967101        234     4,200  SH                           X              4,200
COCA COLA CO          COM        191216100        433     8,979  SH          X                               8,979
COCA COLA CO          COM        191216100          7       150  SH                           X                150
COLGATE PALMOLIVE
  CO                  COM        194162103      1,563    23,964  SH          X                              23,629              335
COLGATE PALMOLIVE
  CO                  COM        194162103        216     3,315  SH                           X              2,315  1,000
DANAHER CORP DEL      COM        235851102      1,257    17,352  SH          X                              16,588    400       364
DANAHER CORP DEL      COM        235851102        208     2,865  SH                           X              1,665  1,200
DOMINION RES INC
  VA NEW              COM        25746U109        270     3,225  SH          X                               3,225
DOMINION RES INC
  VA NEW              COM        25746U109         13       150  SH                           X                150
DOVER CORP            COM        260003108        958    19,543  SH          X                              18,980    300       263
DOVER CORP            COM        260003108        181     3,700  SH                           X              2,400  1,300
EMERSON ELEC CO       COM        291011104      1,313    29,780  SH          X                              29,770               10
EMERSON ELEC CO       COM        291011104        174     3,950  SH                           X              2,350  1,600
EXXON MOBIL CORP      COM        30231G102      2,577    33,633  SH          X                              32,303            1,330
EXXON MOBIL CORP      COM        30231G102        982    12,815  SH                           X             11,615  1,200
FIFTH THIRD
  BANCORP             COM        316773100         88     2,151  SH          X                               2,151
     Column Total                              28,950
FIFTH THIRD
  BANCORP             COM        316773100      1,667    40,735  SH                           X             40,735
FORTUNE BRANDS INC    COM        349631101        999    11,695  SH          X                              11,695
FORTUNE BRANDS INC    COM        349631101         88     1,035  SH                           X                535    500
GENENTECH INC       COM NEW      368710406        640     7,885  SH          X                               7,680              205
GENENTECH INC       COM NEW      368710406        119     1,465  SH                           X                715    750
GENERAL ELECTRIC
  CO.                 COM        369604103      3,045    81,843  SH          X                              80,768    750       325
GENERAL ELECTRIC
  CO.                 COM        369604103        682    18,319  SH                           X             16,319  2,000
GENZYME CORP          COM        372917104        584     9,480  SH          X                               9,325              155
GENZYME CORP          COM        372917104         95     1,535  SH                           X              1,035    500
GLAXOSMITHKLINE
  PLC              SPONSORED ADR 37733W105      1,030    19,519  SH          X                              19,509               10
GLAXOSMITHKLINE
  PLC              SPONSORED ADR 37733W105        112     2,115  SH                           X              1,115  1,000
GOLDMAN SACHS
  GROUP INC           COM        38141G104        776     3,892  SH          X                               3,792              100
GOLDMAN SACHS
  GROUP INC           COM        38141G104        225     1,130  SH                           X                630    500
HUBBELL INC           CL B       443510201        249     5,498  SH                           X              5,498
ITT INDS INC.         COM        450911102      1,022    17,983  SH          X                              17,433    200       350
ITT INDS INC.         COM        450911102        157     2,770  SH                           X              1,570  1,200
INTEGRA BK CORP       COM        45814P105      2,596    94,332  SH          X                              60,257           34,075
INTEGRA BK CORP       COM        45814P105      1,325    48,157  SH                           X             24,602           23,555
JACOBS ENGR GROUP
  INC DEL             COM        469814107        196     2,405  SH          X                               2,395               10

JACOBS ENGR GROUP
  INC DEL             COM        469814107         24       300  SH                           X                300
JOHNSON & JOHNSON     COM        478160104        893    13,519  SH          X                              13,519
KELLOGG CO            COM        487836108        511    10,215  SH          X                              10,215
KELLOGG CO            COM        487836108         96     1,915  SH                           X                915  1,000
LEHMAN BROS HLDGS
  INC                 COM        524908100        650     8,315  SH          X                               8,315
LEHMAN BROS HLDGS
  INC                 COM        524908100        142     1,815  SH                           X                815  1,000
LILLY ELI & CO        COM        532457108        182     3,500  SH          X                               3,500
LILLY ELI & CO        COM        532457108         47       900  SH                           X                900
LINEAR TECHNOLOGY
  CORP                COM        535678106        667    21,988  SH          X                              21,638              350
LINEAR TECHNOLOGY
  CORP                COM        535678106         40     1,315  SH                           X              1,315
LOWES COMPANIES
  INC                 COM        548661107        832    26,721  SH          X                              25,691    300       730
LOWES COMPANIES
  INC                 COM        548661107        150     4,825  SH                           X              3,025  1,800
MCDONALDS CORP        COM        580135101        285     6,425  SH          X                               6,425
MCDONALDS CORP        COM        580135101         13       300  SH                           X                300
MEDTRONIC INC         COM        585055106        642    11,994  SH          X                              11,669              325
MEDTRONIC INC         COM        585055106         76     1,415  SH                           X                415  1,000
MERRILL LYNCH & CO    COM        590188108      1,016    10,912  SH          X                              10,762              150
MERRILL LYNCH & CO    COM        590188108        204     2,190  SH                           X              1,190  1,000
MICROSOFT CORP        COM        594918104        340    11,380  SH          X                              10,960              420
MICROSOFT CORP        COM        594918104        161     5,380  SH                           X              3,380  2,000
MICROCHIP TECH-
  NOLOGY INC          COM        595017104        629    19,225  SH          X                              19,225
MICROCHIP TECH-
  NOLOGY INC          COM        595017104         89     2,725  SH                           X              1,725  1,000
MOTOROLA INC          COM        620076109        183     8,915  SH          X                               8,885               30
MOTOROLA INC          COM        620076109         17       850  SH                           X                850
NATIONAL OILWELL
  VARCO INC           COM        637071101        331     5,415  SH          X                               5,415
NATIONAL OILWELL
  VARCO INC           COM        637071101         80     1,315  SH                           X                815    500
NOKIA CORP         SPONSORED ADR 654902204        952    46,831  SH          X                              46,231              600
NOKIA CORP         SPONSORED ADR 654902204        101     4,950  SH                           X              2,950  2,000
NOVARTIS A G       SPONSORED ADR 66987V109        525     9,145  SH          X                               9,145
NOVARTIS A G       SPONSORED ADR 66987V109         46       795  SH                           X                395    400
NUVEEN INVTS INC      CL A       67090F106      1,106    21,325  SH          X                              20,925              400
NUVEEN INVTS INC      CL A       67090F106         59     1,145  SH                           X              1,145
OLD NATL BANCORP
  IND                 COM        680033107          1        53  SH          X                                  53
OLD NATL BANCORP
  IND                 XOM        680033107        490    25,903  SH                           X             25,903
PEPSICO INC           COM        713448108      1,240    19,825  SH          X                              19,525    150       150
PEPSICO INC           COM        713448108        131     2,100  SH                           X              1,350    750
PFIZER INC            COM        717081103      1,163    44,900  SH          X                              44,900
PFIZER INC            COM        717081103          8       300  SH                           X                300
PRAXAIR INC           COM        74005P104        285     4,805  SH          X                               4,800                5
PRAXAIR INC           COM        74005P104         96     1,615  SH                           X              1,615
PROCTOR & GAMBLE
  CO                  COM        742718109      1,439    22,390  SH          X                              21,890    200       300
     Column Total                              31,549

PROCTOR & GAMBLE
  CO                  COM        742718109        252     3,915  SH                           X              2,815  1,100
REGIONS FINANCIAL
  CORP NEW            COM        7591EP100        236     6,318  SH          X                               6,318
ROCKWELL COLLINC
  INC                 COM        774341101        244     3,850  SH          X                               3,850
ROCKWELL COLLINC
  INC                 COM        774341101         70     1,100  SH                           X                600    500
ROYAL DUTCH SHELL
  PLC         SPONS  ADR A       780258206        222     3,135  SH          X                               3,135
ROYAL DUTCH SHELL
  PLC         SPONS  ADR A       780258206         28       400  SH                           X                400
SATYAM COMPUTER
  SERVICES LTD        ADR        804098101        652    27,150  SH          X                              26,770              380
SATYAM COMPUTER
  SERVICES LTD        ADR        804098101        137     5,725  SH                           X              3,025  2,700
SCHLUMBERGER LTD      COM        806857108        916    14,507  SH          X                              13,891              616
SCHLUMBERGER LTD      COM        806857108        206     3,265  SH                           X              1,765  1,500
STAPLES INC           COM        855030102      1,026    38,432  SH          X                              37,177    400       855
STAPLES INC           COM        855030102        154     5,775  SH                           X              3,275  2,500
STARBUCKS CORP        COM        855255109        497    14,035  SH          X                              14,035
STARBUCKS CORP        COM        855255109         89     2,500  SH                           X              1,500  1,000
SYMANTEC CORP         COM        871503108        516    24,725  SH          X                              24,725
SYMANTEC CORP         COM        871503108         93     4,450  SH                           X              2,450  2,000
SYSCO CORP            COM        871829107      1,302    35,418  SH          X                              34,818              600
SYSCO CORP            COM        871829107        330     8,970  SH                           X              6,970  2,000
TALISMAN ENERGY
  INC                 COM        87425E103        641    37,726  SH          X                              37,375              351
TALISMAN ENERGY
  INC                 COM        87425E103        124     7,275  SH                           X              2,775  4,500
TARGET CORP           COM        87612E106        756    13,260  SH          X                              13,070              190
TARGET CORP           COM        87612E106        122     2,140  SH                           X              1,140  1,000
3M CO                 COM        88579Y101        282     3,625  SH          X                               3,625
UNITED TECH-
  NOLOGIES CO.        COM        913017109      1,726    27,613  SH          X                              26,699    600       314
UNITED TECH-
  NOLOGIES CO.        COM        913017109        173     2,760  SH                           X              1,560  1,200
VANGUARD INTL
  EQUITY INDEX F    EMR MKT ETF  922042858        694     8,970  SH          X                               8,970
VANGUARD INTL
  EQUITY INDEX F    EMR MKT ETF  922042858        122     1,575  SH                           X              1,075    500
VECTREN CORP          COM        92240G101      1,180    41,711  SH          X                              41,061              650
VECTREN CORP          COM        92240G101        234     8,261  SH                           X              6,261  2,000
VERIZON
  COMMUNICATIONS      COM        92343V104        328     8,800  SH          X                               8,800
VERIZON
  COMMUNICATIONS      COM        92343V104         61     1,650  SH                           X              1,650
VODAFONE GROUP
  PLC NEW          SPONS ADR NEW 92857W209        167     5,997  SH          X                               5,997
VODAFONE GROUP
  PLC NEW          SPONS ADR NEW 92857W209         39     1,390  SH                           X              1,390
WACHOVIA CORP
  2ND NEW             COM        929903102      1,055    18,532  SH          X                              18,025              507
WACHOVIA CORP
  2ND NEW             COM        929903102        149     2,615  SH                           X              1,615  1,000
WAL MART STORES
  INC                 COM        931142103        318     6,888  SH          X                               6,873               15
WAL MART STORES
  INC                 COM        931142103          6       125  SH                           X                125

WELLS FARGO & CO      COM        949746101      1,797    50,546  SH          X                              50,046              500
WELLS FARGO & CO      COM        949746101        234     6,575  SH                           X              4,575  2,000
    Column Total:                              17,178
      Final Total                              77,677